      As filed with the Securities and Exchange Commission on March 6, 2000
                                               Securities Act File No. 333-11283
                                   Investment Company Act File Act No. 811-07797



  ============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A




           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        |X|
                  PRE-EFFECTIVE AMENDMENT NO.                             |_|
                  POST-EFFECTIVE AMENDMENT NO. 22                         |X|
                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |X|
                  AMENDMENT NO. 23
                        (Check appropriate box or boxes)




                      SUNAMERICA STYLE SELECT SERIES, INC.
               (Exact Name of Registrant as Specified in Charter)


                              The SunAmerica Center
                                733 Third Avenue
                               New York, NY 10017
                (Address of Principal Executive Office)(Zip Code)

       Registrant's telephone number, including area code: (800) 858-8850

                              Robert M. Zakem, Esq.
                    Senior Vice President and General Counsel
                        SunAmerica Asset Management Corp.
                              The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                             New York, NY 10017-3204
                    (Name and Address for Agent for Service)

                                    Copy to:
                             Margery K. Neale, Esq.
                      Swidler Berlin Shereff Friedman, LLP
                                919 Third Avenue
                               New York, NY 10022

          Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.


          It is proposed that this filing will become effective
                (check appropriate box)
                |X| immediately upon filing pursuant to paragraph (b) |_| on (date) pursuant to paragraph (b)
                |_| 60 days after filing pursuant to paragraph (a)(1) |_| on (date) pursuant to paragraph (a)(1)
                |_| 75 days after filing pursuant to paragraph (a)(2) |_| on (date) pursuant to paragraph (a)(2) of Rule 485.


          If appropriate, check the following box:

                |_| This post-effective amendment designates a new
                    effective date for a previously filed
                               post-effective amendment.

This registration statement incorporates by reference the Statement of Additional Information contained in Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283), filed on February 28, 2000.

--------------------------------------------------------------------------------

MARCH 3, 2000      PROSPECTUS




SUNAMERICA STYLE SELECT SERIES(R)



              o AGGRESSIVE GROWTH PORTFOLIO
              o LARGE-CAP
              o VALUE PORTFOLIO
              o SMALL-CAP VALUE PORTFOLIO
              o FOCUS PORTFOLIO
              o INTERNATIONAL EQUITY PORTFOLIO
                (CLASS Z SHARES)


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                    SUNAMERICA
                                                                    MUTUAL
                                                                    [LOGO] FUNDS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND HIGHLIGHTS ............................................................. 2

FINANCIAL HIGHLIGHTS ....................................................... 14

SHAREHOLDER ACCOUNT INFORMATION ............................................ 17

MORE INFORMATION ABOUT THE PORTFOLIOS ...................................... 20

    INVESTMENT STRATEGIES .................................................. 20

    GLOSSARY ............................................................... 22

         INVESTMENT TERMINOLOGY ............................................ 22

         RISK TERMINOLOGY .................................................. 24

    FUND MANAGEMENT ........................................................ 25

INFORMATION ABOUT ADVISERS ................................................. 26

                                                                    SUNAMERICA
                                                                    MUTUAL
                                                                    [LOGO] FUNDS

--------------------------------------------------------------------------------
FUND HIGHLIGHTS
--------------------------------------------------------------------------------



When deemed appropriate by an Adviser, a Portfolio may engage in ACTIVE TRADING when it frequently trades its portfolio securities to achieve its investment goal.



The "GROWTH" ORIENTED philosophy to which the Aggressive Growth and Focus Portfolios subscribe--that of investing in securities which are believed to offer the potential for capital appreciation--focuses on securities considered to have a historical record of above-average growth rate; to have significant growth potential; to have above-average earnings growth or value or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.



The "VALUE" ORIENTED philosophy to which the Large-Cap Value, Value and Small-Cap Value Portfolios subscribe--that of investing in securities believed to be undervalued in the market--reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength and generous dividend yields that have low price-earnings ratios and have generally been overlooked by the market.


The strategy of "INTERNATIONAL" INVESTING that the International Equity Portfolio follows involves investing in at least three countries outside of the United States, and may incorporate, in any combination, elements of value investing, growth investing, and country allocation.

"COUNTRY ALLOCATION" is an investment strategy by which an Adviser purchases securities based on research involving investment opportunities in particular countries or regions, as opposed to opportunities in particular industries or types of stocks. This research may include, but is not limited to, data and forecasts about general regional economic strength, political and economic stability, and valuation of currency.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.


The following questions and answers are designed to give you an overview of the SunAmerica Style Select Series, Inc. (the "Fund"), and to provide you with information about six of the Fund's separate Portfolios and their investment goals, principal strategies, and principal investment techniques. Each goal may be changed without shareholder approval, although you will receive notice of any change. There can be no assurance that any Portfolio's investment goal will be met or that the net return on an investment in a Portfolio will exceed what could have been obtained through other investment or savings vehicles. More complete investment information is provided in chart form, under "More Information About the Portfolios," which is on page 16, and the glossary that follows on page 20.


Q: WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS, STRATEGIES AND TECHNIQUES?

A:


                                 Principal
                  Investment    Investment
     Fund            Goal        Strategy              Principal Investment Techniques
---------------  ------------  -------------  -------------------------------------------------
AGGRESSIVE       long-term     growth         active trading of equity securities selected on
GROWTH           growth of                    the basis of growth criteria, issued by small-cap
PORTFOLIO        capital                      or mid-cap companies

LARGE-CAP        long-term     value          active trading of equity securities selected on
VALUE PORTFOLIO  growth of                    the basis of value criteria, issued by large-cap
                 capital                      companies

VALUE PORTFOLIO  long-term     value          active trading of equity securities selected on
                 growth of                    the basis of value criteria, issued by large-cap
                 capital                      or mid-cap companies

SMALL-CAP VALUE  long-term     value          active trading of equity securities selected on
PORTFOLIO        growth of                    the basis of value criteria, issued by small-cap
                 capital                      companies

FOCUS PORTFOLIO  long-term     focus and      active trading of equity securities, without
                 growth of     growth         regard to market capitalization
                 capital

INTERNATIONAL    long-term     international  active trading of equity securities and other
EQUITY           growth of                    securities with equity characteristics of
PORTFOLIO        capital                      non-U.S. issuers located in at least three
                                              countries other than the U.S. and selected
                                              without regard to market capitalization at the
                                              time of purchase



MARKET CAPITALIZATION RANGES



Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the market capitalization ranges prescribed by the Style Box categories designed by Morningstar, Inc. Morningstar, Inc. may change the Style Box market capitalization ranges over time as market conditions and broad market valuations vary. The Portfolios' market capitalization ranges will change as the Morningstar categories vary. Currently, these market capitalization ranges are as follows: $1.5 billion or less for the Small-Cap category; between $1.5 billion and $9.5 billion for the Mid-Cap category; and $9.5 billion or more for the Large-Cap category. Under normal circumstances, at least 65% of the total assets of each Style-based Portfolio will be invested in companies with market capitalizations within the Portfolio's applicable range. Also, the median market capitalization of the companies within each Portfolio will fall within its applicable range.

-------------------

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--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE SUBADVISERS


With the exception of the International Equity Portfolio, which has two different Advisers, each Portfolio provides investors with access to at least three different professional Advisers, each with its own distinct investment methodology within a particular investment style. Each Adviser manages a separate portion of a Portfolio.

SunAmerica will initially allocate the assets of each Portfolio equally among the Advisers. SunAmerica will also allocate new cash from share purchases and redemption requests equally among the Advisers, unless SunAmerica determines, subject to the review of the Board, that a different allocation of assets would be in the best interests of the Portfolio and its shareholders.


With respect to each Portfolio except the Focus Portfolio, SunAmerica intends, on a quarterly basis, to review the asset allocation in each Portfolio to ensure that no portion of assets managed by an Adviser exceeds that portion managed by any other Adviser to the Portfolio by more than 5%. If such a condition exists, SunAmerica will then re-allocate cash flows among the Advisers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio's asset allocation. SunAmerica does not intend, but reserves the right, subject to the review of the Board, to reallocate assets from one Adviser to another when it would be in the best interests of the Portfolio and its shareholders to do so. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to a portion of the Portfolio with a relatively lower total return.



With respect to the Focus Portfolio, in general, SunAmerica will not rebalance or reallocate the assets of the Portfolio among Advisers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Adviser to another when it would be in the best interests of the Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation will be to shift assets from a better performing Adviser to a portion of the Portfolio with a relatively lower total return.


Q: WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the chart on page 16 describes various additional risks.

RISKS OF INVESTING IN EQUITY SECURITIES

All of the Portfolios invest primarily in equity securities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions-for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen. In addition, individual stocks selected for any of these Portfolios may underperform the market generally.

RISKS OF NON-DIVERSIFICATION

Each Portfolio is non-diversified, which means that it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds; by concentrating in a smaller number of stocks, the Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

                                                             -------------------

--------------------------------------------------------------------------------
      FUND HIGHLIGHTS
--------------------------------------------------------------------------------

ADDITIONAL PRINCIPAL RISKS

Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

ADDITIONAL RISKS SPECIFIC TO THE AGGRESSIVE GROWTH PORTFOLIO AND SMALL-CAP VALUE PORTFOLIO

Stocks of smaller companies may be more volatile than, and not as readily marketable as, those of larger companies. These Portfolios may be riskier than the Large-Cap Value Portfolio.

ADDITIONAL RISKS SPECIFIC TO THE INTERNATIONAL EQUITY PORTFOLIO

While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

Q: HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and compare the Portfolios' average annual returns to those of an appropriate market index. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

-------------------

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--------------------------------------------------------------------------------


AGGRESSIVE GROWTH PORTFOLIO      (CLASS Z)


                                  [BAR CHART]

                               '97   '98    '99
                               ---   ---    ---
                             23.87% 30.58% 71.51%


During the period shown in the bar chart, the highest return for a quarter was 50.19% (quarter ended 12/31/99) and the lowest return for a quarter was -15.85% (quarter ended 9/30/98).



Average Annual Total Returns
(as of the calendar year ended         Past One      Return Since
December 31, 1998)                      Year         Inception*****
Aggressive Growth Portfolio*
Class Z                                  73.68%           48.98%
Russell 2500 Growth Index***             55.50%           23.29%
Morningstar Aggressive Growth
Category ****                            60.18%           33.50%



* Includes sales charges.



 ** The Russell 2500(TM) Growth Index measures the performance of those Russell
    2500 companies with higher price-to-book ratios and higher forecasted growth values.



 *** Developed by Morningstar, the Morningstar Aggressive Growth Category currently reflects a group of 123 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.



**** Class Z shares commenced offering on April 1, 1998.


                                                             -------------------

--------------------------------------------------------------------------------
      FUND HIGHLIGHTS
--------------------------------------------------------------------------------


LARGE-CAP VALUE PORTFOLIO      (CLASS Z)


                                  [BAR CHART]

                                  '98      '99
                                 -----    -----
                                 8.06%    7.29%

During the period shown in the bar chart, the highest return for a quarter was 14.88% (quarter ended 12/31/98) and the lowest return for a quarter was -13.83 (quarter ended 9/30/98).


Average Annual Total Returns
(as of the calendar year ended         Past One      Return Since
December 31, 1998)                      Year         Inception*****
Large-Cap Value Portfolio**
Class Z                                   8.63%            2.84%
Russell 1000 Value Index***               7.35%            6.99%
Morningstar Large-Cap Value
Category****                              6.59%            4.30%



* Includes sales charges.



 ** The Russell 1000(R) Value Index measures the performance of those Russell
    1000 companies with lower price-to-book ratios and lower forecasted growth values.



 *** Developed by Morningstar, the Morningstar Large-Cap Value Category currently reflects a group of 263 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.



**** Class Z shares commenced offering on April 1, 1998.


-------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


VALUE PORTFOLIO      (CLASS Z)


                                  [BAR CHART]

                               '97   '98    '99
                               ---   ---    ---
                             28.67% -0.57%  8.44%

During the period shown in the bar chart, the highest return for a quarter was 16.51% (quarter ended 12/31/98) and the lowest return for a quarter was -18.66% (quarter ended 9/30/98).


Average Annual Total Returns
(as of the calendar year ended         Past One      Return Since
December 31, 1998)                      Year         Inception*****
Value Portfolio** Class Z                 9.74%           -0.17%
Russell Midcap Value Index***            -0.11%           -2.63%
Morningstar Mid-Cap Value
Category****                              6.72%           -1.09%



* Includes sales charges.



 ** The Russell Midcap(TM) Value Index measures the performance of those Russell
    Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.



 *** Developed by Morningstar, the Morningstar Mid-Cap Value Category currently reflects a group of 141 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.



**** Class Z shares commenced offering on April 1, 1998.


                                                             -------------------

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            FUND HIGHLIGHTS
--------------------------------------------------------------------------------


SMALL-CAP VALUE PORTFOLIO      (CLASS Z)


                                  [BAR CHART]

                                  '98      '99
                                 -----    -----
                                -7.41%    5.73%


During the period shown in the bar chart, the highest return for a quarter was 20.44% (quarter ended 6/30/99) and the lowest return for a quarter was -19.98% (quarter ended 9/30/98).



Average Annual Total Returns
(as of the calendar year ended         Past One      Return Since
December 31, 1998)                      Year         Inception*****
Small-Cap Value Portfolio**
Class Z                                   6.95%           -4.95%
Russell 2000 Value Index***              -1.49%           -8.84%
Morningstar Small-Cap Value
Category****                              4.87%           -6.63%



* Includes sales charge.



 ** The Russell 2000 Value Index is a widely-recognized, capitalization-weighted
    (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2000 smallest companies out of the 3000 largest U.S. companies with lower growth rates and price-to-book ratios.



 *** Developed by Morningstar, the Morningstar Small-Cap Value Category currently reflects a group of 180 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.



**** Class Z shares commenced offering on April 1, 1998.


-------------------
               8

FOCUS PORTFOLIO       (CLASS B)*


                                  [BAR CHART]

                                      '99
                                      ---
                                     57.63%

During the period shown in the bar chart, the highest return for a quarter ended was 31.61% (quarter ended 12/31/99) and the lowest return for a quarter was 1.06% (quarter ended 9/30/99).



Average Annual Total Returns
(as of the calendar year                                       Past One      Return Since
ended December 31, 1999)                                        Year         Inception****
Focus Portfolio*                                  Class B      53.63%          49.41%
S&P 500 Index**                                                21.04%          22.22%
Morningstar Large-Cap Growth Category***                       38.63%          36.54%



   * The returns shown in the bar chart are for Class B shares, which are not offered in this Prospectus. Class B shares were used in preparing the bar chart because Class B has the longest performance record. Class Z shares would have had substantially similar annual returns as those shown for Class B shares because the shares are invested in the same portfolio of securities as the Class Z shares. The annual returns of the Class Z shares would differ from those of the Class B shares only to the extent that the Classes do not have the same fees and expenses. The Class B sales charges are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.



  ** Includes sales charges.



 *** The S&P 500(R) is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.



 **** Developed by Morningstar, the Morningstar Large-Cap Growth Category currently reflects a group of 223 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.



***** Class B shares commenced offering on June 8, 1998. Class Z shares commenced offering on June 7, 1999.


                                                             -------------------

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--------------------------------------------------------------------------------


INTERNATIONAL EQUITY PORTFOLIO      (CLASS Z)


                                  [BAR CHART]

                                '97    '98    '99
                                ---    ---    ---
                              -3.47%  9.60% 32.67%


During the period shown in the bar chart, the highest return for a quarter was 28.03% (quarter ended 12/31/99) and the lowest return for a quarter was -16.47% (quarter ended 9/30/98).



Average Annual Total Returns
(as of the calendar year ended         Past One      Return Since
December 31, 1998)                      Year         Inception*****
International Equity Portfolio**
Class Z                                  34.39%           15.65%
MSCI EAFE Index***                       26.96%           17.93%
Morningstar Foreign Stock
Category****                             44.31%           24.55%



* Includes sales charges.



 ** The MSCI EAFE Index consists of foreign companies located in developed markets of 21 different countries of Europe, Australia, Asia and the Far East.



 *** Developed by Morningstar, the Morningstar Foreign Stock Category currently reflects a group of 302 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.



**** Class B shares commenced offering on November 19, 1996. Class Z shares commenced offering on April 1, 1998.


-------------------
               10

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      FUND HIGHLIGHTS
--------------------------------------------------------------------------------

Q: WHAT ARE THE PORTFOLIOS' EXPENSES?

A: The following table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Portfolios.


                        Aggressive    Large-Cap                 Small-Cap                 International
                          Growth        Value        Value        Value        Focus          Equity
                         Portfolio    Portfolio    Portfolio    Portfolio    Portfolio      Portfolio
                        -----------   ----------   ----------   ----------   ----------   --------------
Shareholder Fees
(fees paid directly
from your investment)

   Maximum Sales
   Charge (Load)
   Imposed on
   Purchases (as a
   percentage of
   offering price)...          None         None         None         None         None             None

   Maximum Deferred
   Sales Charge
   (Load) (as a
   percentage of
   amount redeemed)..          None         None         None         None         None             None

   Maximum Sales
   Charge
   (Load) Imposed on
   Reinvested
   Dividends.........          None         None         None         None         None             None

   Redemption Fee....          None         None         None         None         None             None

   Exchange Fee......          None         None         None         None         None             None

Annual Fund Operating
Expenses (expenses
that are deducted
from Fund assets)

   Management Fees...         1.00%        1.00%        1.00%        1.00%        0.85%            1.10%

   Distribution
   (12b-1) Fees......          None         None         None         None         None             None

   Other Expenses....         4.92%       12.07%       23.48%       21.11%        2.26%           26.71%

Total Annual Fund
Operating Expenses...         5.92%       13.07%       24.48%       22.11%        3.11%           27.81%

Expense Reimbursement
      (1)............         4.71%       11.86%       23.27%       20.90%        2.23%           26.35%

Net Expenses.........         1.21%        1.21%        1.21%        1.21%        0.88%            1.46%


(1) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the net expense ratio set forth above. The Adviser may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

                                                             -------------------

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--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table your costs would be:


                                                                 1 year         3 years         5 years         10 years
AGGRESSIVE GROWTH PORTFOLIO
     (Class Z shares)....................................        $   123         $  384          $  665          $  1466
LARGE CAP VALUE PORTFOLIO
     (Class Z shares)....................................        $   123         $  384          $  665          $  1466
VALUE PORTFOLIO
     (Class Z shares)....................................        $   123         $  384          $  665          $  1466
SMALL-CAP VALUE PORTFOLIO
     (Class Z shares)....................................        $   123         $  384          $  665          $  1466
FOCUS PORTFOLIO
     (Class Z shares)....................................        $    90         $  281          $  488          $ 1,084
INTERNATIONAL EQUITY PORTFOLIO
     (Class Z shares)....................................        $   149         $  462          $  797          $  1746


-------------------

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--------------------------------------------------------------------------------


                      [This page intentionally left blank]

-------------------

--------------------------------------------------------------------------------
       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights table for each Portfolio is intended to help you understand the Portfolio's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.

AGGRESSIVE GROWTH PORTFOLIO


                                               NET
                                            GAIN (LOSS)
                                   NET       ON INVEST-      TOTAL       DIVIDENDS    DISTRI-              NET
                     NET ASSET   INVEST-    MENTS (BOTH    FROM NET      FROM NET     BUTIONS             ASSET
                      VALUE,      MENT       REALIZED       INVEST-      INVEST-       FROM      TOTAL    VALUE,
PERIOD               BEGINNING   INCOME         AND          MENT          MENT       CAPITAL   DISTRI-   END OF   TOTAL
ENDED                OF PERIOD   (LOSS)(1)  UNREALIZED)     INCOME        INCOME       GAINS    BUTIONS   PERIOD   RETURN(2)
-------------------  ---------   ------     ------------   -----------   ----------   -------   -------   ------   ------

                                                      CLASS Z
-------------------------------------------------------------------------------------------------------------------------

04/03/98-
10/31/98...........     18.30    (0.03)         (1.70)         (1.73)      $   --     $   --    $   --    16.57    (9.45)
10/31/99...........     16.57    (0.10)          9.91           9.81           --         --        --    26.38    59.20


                                                 RATIO OF NET
                        NET                       INVESTMENT
                       ASSETS     RATIO OF          INCOME
                       END OF     EXPENSES          (LOSS)
PERIOD                 PERIOD    TO AVERAGE       TO AVERAGE      PORTFOLIO
ENDED                 (000'S)    NET ASSETS(4)   NET ASSETS(4)    TURNOVER
-------------------   --------   ----------      ------------     ---------

-------------------
04/03/98-
10/31/98...........        346      1.21(3)          (0.36)(3)        142
10/31/99...........        624      1.21             (0.45)           126


---------

    (1) Calculated based upon average shares outstanding
    (2) Total return is not annualized and does not reflect sales load
    (3) Annualized
    (4) Net of the following expense reimbursements (based on average net assets):


                                                10/31/97          10/31/98          10/31/99
                                                --------          --------          --------
Aggressive Growth Z..........................        --             7.62%             4.71%


--------------------------------------------------------------------------------
LARGE-CAP VALUE PORTFOLIO


                                               NET
                                            GAIN (LOSS)
                                   NET       ON INVEST-       TOTAL       DIVIDENDS    DISTRI-              NET
                     NET ASSET   INVEST-    MENTS (BOTH     FROM NET      FROM NET    BUTIONS             ASSET
                      VALUE,      MENT       REALIZED        INVEST-       INVEST-     FROM      TOTAL    VALUE,
PERIOD               BEGINNING   INCOME         AND           MENT          MENT      CAPITAL   DISTRI-   END OF   TOTAL
ENDED                OF PERIOD   (LOSS)(1)  UNREALIZED)      INCOME        INCOME      GAINS    BUTIONS   PERIOD   RETURN(2)
-------------------  ---------   ------     ------------   -----------   ----------   -------   -------   ------   ------

                                                      CLASS Z
-------------------------------------------------------------------------------------------------------------------------

04/16/98-
10/31/98...........     13.86     0.06          (1.27)         (1.21)        (.01)    $   --    $   --    12.64    (8.72)
10/31/99...........     12.64     0.13           1.49           1.62           --      (0.08)    (0.08)   14.18    12.87


                                                RATIO OF NET
                       NET                      INVESTMENT
                      ASSETS     RATIO OF         INCOME
                      END OF     EXPENSES         (LOSS)
PERIOD                PERIOD    TO AVERAGE      TO AVERAGE      PORTFOLIO
ENDED                (000'S)    NET ASSETS(4)   NET ASSETS(4)   TURNOVER
-------------------  --------   ----------      ------------    ---------

-------------------
04/16/98-
10/31/98...........       207      1.21(3)           0.97(3)         37
10/31/99...........       241      1.21              0.89            42


---------

    (1) Calculated based upon average shares outstanding
    (2) Total return is not annualized and does not reflect sales load
    (3) Annualized
    (4) Net of the following expense reimbursements (based on average net assets):


                                                10/31/97          10/31/98          10/31/99
                                                --------          --------          --------
Large-Cap Value Z............................        --            11.77%            11.86%


-------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VALUE PORTFOLIO


                                               NET
                                            GAIN (LOSS)
                                  NET       ON INVEST-       TOTAL       DIVIDENDS    DISTRI-              NET
                     NET ASSET   INVEST-    MENTS (BOTH    FROM NET      FROM NET     BUTIONS             ASSET
                      VALUE,      MENT       REALIZED       INVEST-       INVEST-      FROM      TOTAL    VALUE,
PERIOD               BEGINNING   INCOME         AND          MENT          MENT       CAPITAL   DISTRI-   END OF   TOTAL
ENDED                OF PERIOD   (LOSS)(1)  UNREALIZED)     INCOME        INCOME       GAINS    BUTIONS   PERIOD   RETURN(2)
-------------------  ---------   ------     ------------   -----------   ----------   -------   -------   ------   ------

                                                      CLASS Z
-------------------------------------------------------------------------------------------------------------------------

04/03/98-
10/31/98...........     17.62     0.05          (2.63)         (2.58)      $   --     $   --    $   --    15.04   (14.64)
10/31/99...........     15.04     0.17           1.76           1.93           --         --        --    16.97    12.83


                                               RATIO OF NET
                       NET                      INVESTMENT
                      ASSETS     RATIO OF         INCOME
                      END OF     EXPENSES         (LOSS)
PERIOD                PERIOD    TO AVERAGE      TO AVERAGE      PORTFOLIO
ENDED                (000'S)    NET ASSETS(4)   NET ASSETS(4)   TURNOVER
-------------------  --------   ----------      ------------    ---------

-------------------
04/03/98-
10/31/98...........       101      1.21(3)           0.62(3)         69
10/31/99...........        74      1.21              0.98           118


---------
    (1) Calculated based upon average shares outstanding
    (2) Total return is not annualized and does not reflect sales load
    (3) Annualized
    (4) Net of the following expense reimbursements (based on average net assets):


                                                10/31/97          10/31/98          10/31/99
                                                --------          --------          --------
Value Z......................................        --            28.83%            23.27%


--------------------------------------------------------------------------------
SMALL-CAP VALUE PORTFOLIO


                                                    NET
                                                 GAIN (LOSS)
                                  NET             ON INVEST-      TOTAL       DIVIDENDS    DISTRI-              NET
                     NET ASSET   INVEST-         MENTS (BOTH    FROM NET      FROM NET     BUTIONS             ASSET
                      VALUE,      MENT            REALIZED       INVEST-      INVEST-       FROM      TOTAL    VALUE,
PERIOD               BEGINNING   INCOME              AND          MENT          MENT       CAPITAL   DISTRI-   END OF   TOTAL
ENDED                OF PERIOD   (LOSS)(1)       UNREALIZED)     INCOME        INCOME       GAINS    BUTIONS   PERIOD   RETURN(2)
-------------------  ---------   ------          ------------   -----------   ----------   -------   -------   ------   ------

                                                           CLASS Z
------------------------------------------------------------------------------------------------------------------------------

04/03/98-
10/31/98...........     13.63     0.04               (2.80)         (2.76)       (0.02)    $   --    $   --    10.85   (20.30)
10/31/99...........     10.85     0.11                0.83           0.94           --         --        --    11.79     8.66

                                                RATIO OF NET
                       NET                       INVESTMENT
                      ASSETS     RATIO OF          INCOME
                      END OF     EXPENSES          (LOSS)
PERIOD                PERIOD    TO AVERAGE       TO AVERAGE      PORTFOLIO
ENDED                (000'S)    NET ASSETS(4)   NET ASSETS(4)    TURNOVER
-------------------  --------   ----------      ------------     ---------

-------------------
04/03/98-
10/31/98...........       142      1.21(3)           0.70(3)          50
10/31/99...........        78      1.21              0.96            102


---------

    (1) Calculated based upon average shares outstanding
    (2) Total return is not annualized and does not reflect sales load
    (3) Annualized
    (4) Net of the following expense reimbursements (based on average net assets):


                                                10/31/97          10/31/98          10/31/99
                                                --------          --------          --------
Small-Cap Value Z............................        --            20.37%            20.90%


                                                             -------------------

--------------------------------------------------------------------------------
      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


FOCUS PORTFOLIO


                                               NET
                                            GAIN (LOSS)      TOTAL
                                  NET       ON INVEST-       FROM        DIVIDENDS    DISTRI-              NET
                     NET ASSET   INVEST-    MENTS (BOTH     INVEST-      FROM NET     BUTIONS             ASSET
                      VALUE,      MENT       REALIZED        MENT        INVEST-       FROM      TOTAL    VALUE,
PERIOD               BEGINNING   INCOME         AND         OPERA-         MENT       CAPITAL   DISTRI-   END OF   TOTAL
ENDED                OF PERIOD   (LOSS)(1)  UNREALIZED)      TIONS        INCOME       GAINS    BUTIONS   PERIOD   RETURN(2)
-------------------  ---------   ------     ------------   -----------   ----------   -------   -------   ------   ------

                                                      CLASS Z
-------------------------------------------------------------------------------------------------------------------------

07/09/99-
10/31/99...........     18.18       --           1.09           1.09           --         --        --    19.27     6.00


                                              RATIO OF NET
                       NET                    INVESTMENT
                      ASSETS     RATIO OF       INCOME
                      END OF     EXPENSES       (LOSS)
PERIOD                PERIOD    TO AVERAGE    TO AVERAGE       PORTFOLIO
ENDED                (000'S)    NET ASSETS(4) NET ASSETS(4)    TURNOVER
-------------------  --------   ----------    ------------     ---------

-------------------
07/09/99-
10/31/99...........     2,522      0.93(3)        (0.09)(3)        161


---------


    (1) Calculated based upon average shares outstanding


    (2) Total return is not annualized and does not reflect sales load


    (3) Annualized


    (4) Net of the following expense reimbursements (based on average net assets):



                                                      10/31/99
                                                      --------
Focus Z......................................           2.23%


--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO


                                              NET
                                           GAIN (LOSS)
                                  NET      ON INVEST-       TOTAL       DIVIDENDS    DISTRI-              NET
                     NET ASSET   INVEST-   MENTS (BOTH    FROM NET      FROM NET     BUTIONS             ASSET
                      VALUE,      MENT      REALIZED       INVEST-      INVEST-       FROM      TOTAL    VALUE,
PERIOD               BEGINNING   INCOME        AND          MENT          MENT       CAPITAL   DISTRI-   END OF   TOTAL
ENDED                OF PERIOD   (LOSS)(1) UNREALIZED)     INCOME        INCOME       GAINS    BUTIONS   PERIOD   RETURN(2)
-------------------  ---------   ------    ------------   -----------   ----------   -------   -------   ------   ------

                                                     CLASS Z
------------------------------------------------------------------------------------------------------------------------

04/06/98-
10/31/98...........     13.87     0.03         (1.63)         (1.60)      $   --     $   --    $   --    12.27   (11.54)
10/31/99...........     12.27     0.03          2.16           2.19           --      (0.05)    (0.05)   14.41    17.90


                                               RATIO OF NET
                        NET                     INVESTMENT
                       ASSETS     RATIO OF        INCOME
                       END OF     EXPENSES        (LOSS)
PERIOD                 PERIOD    TO AVERAGE     TO AVERAGE     PORTFOLIO
ENDED                 (000'S)    NET ASSETS(4)  NET ASSETS(4)  TURNOVER
-------------------   --------   ----------     ------------   ---------

-------------------
04/06/98-
10/31/98...........        145      1.46(3)          0.40(3)       114
10/31/99...........         32      1.46             0.19          102


---------
    (1) Calculated based upon average shares outstanding
    (2) Total return is not annualized and does not reflect sales load
    (3) Annualized
    (4) Net of the following expense reimbursements (based on average net assets):


                                                10/31/97          10/31/98          10/31/99
                                                --------          --------          --------
International Equity Z.......................        --            16.25%             2.23%


-------------------

--------------------------------------------------------------------------------
       SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

SELECTING A SHARE CLASS

Each Portfolio offers Class Z shares through this prospectus. Class Z shares are offered exclusively for sale to participants in the SunAmerica Profit Sharing and Retirement Plan, an employee benefit plan sponsored by Fidelity Investments (the "401(k) Plan" or the "Plan").

OPENING AN ACCOUNT

Class Z shares of the Portfolio are offered exclusively for sale to participants in the 401(k) Plan. Such shares may be purchased or redeemed only by the 401(k) Plan on behalf of individual Plan participants at net asset value without any sales or redemption charge. Class Z shares are not subject to any minimum investment requirements. The Plan purchases and redeems shares to implement the investment choices of individual Plan participants with respect to their contributions in the Plan. All purchases of Portfolio shares through the Plan will be of Class Z shares.

Inquiries regarding the purchase, redemption or exchange of Class Z shares or the making or changing of investment choices in the 401(k) Plan should be directed to the Fidelity Participant Center at (800) 835-5098.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share (NAV) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. Investments for which market quotations are readily available are valued at market at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets are valued at fair value following procedures approved by the Directors.

Because Class Z shares are not subject to any distribution or service fees, the net asset value per share of the Class Z shares will generally be higher than the net asset value per share of each of Class A, Class B and Class II shares of each Portfolio, except following the payment of dividends and distributions.

BUY AND SELL PRICES. When you buy Class Z shares, you pay the NAV. When you sell Class Z shares, you receive the NAV.


EXECUTION OF REQUESTS. The net asset value per share at which shares of the Funds are purchased or redeemed by the Plan for the accounts of individual Plan participants might be more or less than the net asset value per share prevailing at the time that such participants made thier investment choices or made their contributions to the Plan. Each Portfolio is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the Fund receives your request in good order. If your order is received by the Fund or the Distributor before the Portfolio's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If your order is received after that time, you will receive the next business day's closing price. The Fund and the Distributor reserve the right to reject any order to buy shares.


The net asset value per share at which shares of the Portfolio are purchased or redeemed by the Plan for the accounts of individual Plan participants might be more or less than the net asset value per share prevailing at the time that such participants made their investment choices or made their contributions to the Plan.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws. Each Portfolio may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of each Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price by a distribution in kind of securities from the Fund in lieu of cash. However, the Fund has made an election that requires it to pay a certain portion of redemption proceeds in cash.

EXCHANGES. Class Z shareholders of one Portfolio may exchange their shares for Class Z shares of another SunAmerica Mutual Fund on the basis of relative net asset value per share.

                                                             -------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

TAX, DIVIDEND AND ACCOUNT POLICIES

ACCOUNT STATEMENTS. In general, a shareholder will receive account statements as follows:

      o after every transaction that affects your account balance (except a dividend reinvestment)

      o after any changes of name or address of the registered owner(s)

      o in all other circumstances, quarterly or annually, depending upon the Portfolio

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


DIVIDENDS. The Portfolios generally distribute most or all of their net earnings in the form of dividends. Income dividends and capital gains distributions, if any, are paid at least annually by the Portfolios.


DIVIDEND REINVESTMENTS. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same Portfolio and share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any other SunAmerica Mutual Fund that offers Class Z. You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850 to change dividend and distribution payment options.

The per share dividends on Class Z shares will generally be higher than the per share dividends on Class A, Class B and Class II of the same Portfolio shares as a result of the fact that Class Z shares are not subject to any distribution or service fee.

TAXES. As a qualified plan, the 401(k) Plan generally pays no federal income tax. Individual participants in the 401(k) Plan should consult Plan documents and their own tax advisers for information on the tax consequences associated with participating in the 401(k) Plan.

-------------------
              18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      [This page intentionally left blank]

                                                             -------------------

--------------------------------------------------------------------------------
            MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

                                 INVESTMENT
                                 STRATEGIES

Each Portfolio has its own investment goal and a strategy for pursuing it. The chart summarizes information about each Portfolio's investment approach. We have included a glossary to define the investment and risk terminology used in the chart.



                                               AGGRESSIVE                      LARGE-CAP
                                            GROWTH PORTFOLIO                VALUE PORTFOLIO

What is the Portfolio's               Long-term growth of capital    Long-term growth of capital
investment goal?
--------------------------------------------------------------------------------------------------

What investment strategies does       growth                         value
the Portfolio use to implement its
principal investment strategies?
--------------------------------------------------------------------------------------------------

What are the Portfolio's principal    active trading of stocks of    active trading of stocks of
investment techniques?                small-cap and mid-cap          large-cap companies that
                                      companies that offer the       offer the potential for long-
                                      potential for long-term        term growth of capital
                                      growth of capital
--------------------------------------------------------------------------------------------------

In what other types of securities     o Foreign securities           o Mid-cap companies
may the Portfolio significantly                                      o Foreign securities
invest?
--------------------------------------------------------------------------------------------------

In what type of securities may the    o Short-term investments       o Short-term investments
Portfolio normally invest as part of  o Defensive instruments        o Defensive instruments
efficient portfolio management or     o Options and futures          o Options and futures
for return enhancement purposes?      o Special situations           o Special situations
--------------------------------------------------------------------------------------------------

What risks normally may affect        o Stock market volatility      o Stock market volatility
the Portfolio?                        o Securities selection         o Securities selection
                                      o Small market                 o Foreign exposure
                                         capitalization              o Derivatives
                                      o Foreign exposure             o Hedging
                                      o Derivatives                  o Non-diversification
                                      o Hedging
                                      o Non-diversification



-------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



           VALUE                   SMALL-CAP VALUE              FOCUS PORTFOLIO               INTERNATIONAL
         PORTFOLIO                    PORTFOLIO                                             EQUITY PORTFOLIO

Long-term growth of          Long-term growth of          Long-term growth of          Long-term growth of
capital                      capital                      capital                      capital
------------------------------------------------------------------------------------------------------------------

value                        value                        focus and growth             international
------------------------------------------------------------------------------------------------------------------

active trading of stocks of  active trading of stocks of  active trading of equity     active trading of foreign
large-cap and mid-cap        small-cap companies that     securities, without regard   securities that offer the
companies that offer the     offer the potential for      to market capitalization     potential for long-term
potential for long-term      long-term growth of capital                               growth of capital
growth of capital
------------------------------------------------------------------------------------------------------------------

o Foreign securities         o Mid-cap companies          o Foreign securities         o Foreign investment
                             o Foreign companies                                         companies
------------------------------------------------------------------------------------------------------------------

o Short-term investments     o Short-term investments     o Short-term investments     o Short-term investments
o Defensive instruments      o Defensive instruments      o Defensive instruments      o Defensive instruments
o Options and futures        o Options and futures        o Options and futures        o Options and futures
o Special situations         o Special situations         o Special situations         o Special situations
                                                                                       o Currency transactions
------------------------------------------------------------------------------------------------------------------

o Stock market volatility    o Stock market volatility    o Stock market volatility    o foreign exposure
o Securities selection       o Securities selection       o Securities selection       o small market
o Foreign exposure           o Small market               o Foreign exposure             capitalization
o Derivatives                  capitalization             o Derivatives                o derivatives
o Hedging                    o Foreign exposure           o Hedging                    o hedging
o Non-diversification        o Derivatives                o Non-diversification        o emerging markets
                             o Hedging
                             o Non-diversification


                                                             -------------------

--------------------------------------------------------------------------------
            MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------


LARGE-CAP COMPANIES and MID-CAP COMPANIES generally have a substantial record of operations (i.e., in business for at least five years) and are listed for trading on the New York Stock Exchange or another national or international stock exchange or, in some cases, are traded over the counter. SMALL-CAP COMPANIES generally will be companies that have been in business for a shorter period of time.


INVESTMENT TERMINOLOGY

GROWTH OF CAPITAL is growth of the value of an investment.

ACTIVE TRADING means that a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. During periods of increased market volatility, active trading may be more pronounced.

EQUITY SECURITIES include common and preferred stocks, convertible securities, warrants and rights.

CONVERTIBLE SECURITIES are bonds or preferred stocks that may be exchanged for common stock of the same or a different company.


LARGE-CAP COMPANIES are those with market caps within the Morningstar, Inc. Large-Cap category, as described on page 2. Currently, this range is $9.5 billion or higher.


MID-CAP COMPANIES are those with market caps within the Morningstar, Inc. Mid-Cap category, as described on page 2. Currently, this range is $1.5 billion and $9.5 billion.

SMALL-CAP COMPANIES are those with market caps within the Morningstar, Inc. Small-Cap category, as described on page 2. Currently, this range is $1.5 billion or less.


SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.


DEFENSIVE INVESTMENTS include high quality fixed income securities and money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include American Depositary Receipts (ADRs) or other similar securities that convert into foreign securities, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).

It may be necessary under certain foreign laws, less expensive, or more expedient to invest in FOREIGN INVESTMENT COMPANIES, which invest in certain foreign markets, including emerging markets. Investing through such vehicles may involve frequent or layered fees or expenses, and the Advisers will not invest in such investment companies unless, in their judgment, the potential benefits justify the payment of any associated fees and expenses.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.

-------------------
              22

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


A DERIVATIVE instrument is a contract, such as an option or a future, whose value is based on the performance of an underlying asset.


OPTIONS AND FUTURES are contracts involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index.


A SPECIAL SITUATION arises when, in the opinion of the Adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.


                                                             -------------------

--------------------------------------------------------------------------------
            MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

RISK TERMINOLOGY

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its Adviser, may fail to produce the intended return.


SMALL MARKET CAPITALIZATION: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.


FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

NON-DIVERSIFICATION: By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

CURRENCY VOLATILITY: The value of a Portfolio's foreign portfolio investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-dollar securities.


DERIVATIVES: Derivatives are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.


HEDGING: Hedging is a strategy in which the Adviser uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.


EMERGING MARKETS: An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.


-------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


FUND MANAGEMENT



MANAGER SunAmerica Asset Management Corp. selects the Advisers for the Portfolios, may manage certain portions of Portfolios, provides various administrative services, and supervises the daily business affairs of each Portfolio. The Advisers are responsible for decisions to buy and sell securities for the Portfolios, selection of broker-dealers and negotiation of commission rates for their respective portion of the relevant Portfolio. SunAmerica may terminate any agreement with another Adviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Fund with Advisers approved by the Board of Directors without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Advisers for new or existing Portfolios, change the terms of particular agreements with Advisers or continue the employment of existing Advisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of a Portfolio have the right to terminate an agreement with an Adviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Adviser changes. The order also permits the Fund to disclose to shareholders the Advisers' fees only in the aggregate for each Portfolio. For the fiscal year ended October 31, 1998, each Portfolio paid SunAmerica a fee equal to 1.00% of average daily net assets except the International Equity Portfolio, which paid a fee equal to 1.10% of average daily net assets, and the Focus Portfolio, which paid a fee equal to 0.85% of average daily net assets.



SunAmerica, located in the SunAmerica Center, 733 Third Avenue, New York, New York 10017, was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $27 billion as of December 31, 1999. In addition to managing the Portfolios, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Brazos Mutual Funds Seasons Series Trust, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Strategic Investment Series, Inc. and SunAmerica Series Trust.


                                                             -------------------

--------------------------------------------------------------------------------
             INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------

The Advisers and Portfolio Managers for each Portfolio are described below:


PORTFOLIO                        PORTFOLIO MANAGEMENT ALLOCATED AMONG THE FOLLOWING ADVISERS
-------------------------------  -------------------------------------------------------------

Aggressive Growth Portfolio      Janus Capital Corporation ("Janus")
                                 SunAmerica
                                 Credit Suisse Asset Management, LLC
                                 ("CSAM")

Large-Cap Value Portfolio        David L. Babson & Co., Inc. ("Babson")
                                 Davis Selected Advisers, L.P. ("Davis")
                                 Wellington Management Company
                                 ("Wellington Management")

Value Portfolio                  Davis
                                 Neuberger Berman, LLC ("Neuberger Berman")
                                 American Century Investment Management, Inc. ("American
                                 Century")

Small-Cap Value Portfolio        Berger Associates, Inc. ("Berger") (subcontracted to Perkins,
                                 Wolf, McDonnell & Company ("PWM")
                                 EQSF Advisers, Inc. (investment adviser to the Third Avenue
                                 Funds and referred to as "Third Avenue")

International Equity Portfolio   Bankers Trust Company ("BT")
                                 Rowe Price-Fleming International, Inc. ("Rowe-Fleming")


-------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DESCRIPTION OF THE ADVISERS


AMERICAN CENTURY INVESTMENT, INC. American Century is a Delaware corporation with principal offices at the American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. As of December 31, 1999, American Century had approximately $109 billion in total assets under management.



BANKERS TRUST COMPANY. BT has principal offices at 130 Liberty Street, New York, New York 10006. BT conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market. As of December 31, 1999, BT managed approximately $244 billion in assets globally.


BERGER ASSOCIATES, INC. Berger is a Delaware corporation, located at 210 University Boulevard, Suite 900, Denver Colorado 80206, and serves as investment adviser, sub-adviser, administrator, or sub-administrator to mutual funds, and institutional and private investors.


CREDIT SUISSE ASSET MANAGEMENT, LLC. CSAM is a professional investment advisory firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. CSAM is a member of Credit Suisse Asset Management, the institutional arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks. As of December 31, 1998, CSAM managed approximately $203 billion in assets. CSAM is located at 466 Lexington Avenue, New York, NY 10017-3147.



DAVIS SELECTED ADVISERS, L.P. Davis is a Colorado limited partnership, located at 124 East Marcy Street, Santa Fe, New Mexico 87501. As of December 31, 1999, Davis had assets under management of approximately $27.7 billion.



EQSF ADVISERS, INC. Third Avenue is located at 767 Third Avenue, New York, New York 10017. Third Avenue has been an investment adviser and manager for mutual funds since its organization in 1986. As of December 31, 1999, Third Avenue has in excess of $1.5 billion in assets under management.



FRED ALGER MANAGEMENT, INC. Alger is a New York corporation wholly owned by its principals and located at 1 World Trade Center, New York, New York 10048. Since 1964, Alger has provided investment management services to large corporate pension plans, state and local governments, insurance companies, mutual funds and high net-worth individuals. As of December 31, 1999, Alger had approximately $17.4 billion in assets under management.



JANUS CAPITAL CORPORATION. Janus is a Colorado corporation located at 100 Fillmore Street, Denver, Colorado 80206-4923, and serves as investment adviser or subadviser to mutual funds and individual, corporate, charitable and retirement accounts. As of December 31, 1999, Janus had under management approximately $248.8 billion.



LAZARD ASSET MANAGEMENT. Lazard is a division of Lazard Freres & Co. LLC, a New York limited liability company. Located at 30 Rockefeller Plaza, New York, New York 10112, Lazard provides investment management services to individual and institutional clients. As of December 31, 1999, Lazard and its affiliated companies managed client discretionary accounts with assets totaling approximately $75 billion.



NEUBERGER BERMAN, LLC. Neuberger Berman is a Delaware limited liability company located at 605 Third Avenue, New York, New York 10158-0180. Neuberger Berman has been in the investment advisory business since 1939. As of December 31, 1999, Neuberger Berman and its affiliates had assets under management of approximately $54.4 billion.



PERKINS, WOLF, MCDONNELL & COMPANY. PWM, located at 53 West Jackson Boulevard, Suite 818, Chicago, Illinois 60604, was organized as a Delaware corporation in 1980. PWM is a member of the National Association of Securities Dealers, Inc. and, in 1984, registered with the Securities and Exchange Commission as an investment adviser. As of December 31, 1999, PWM had assets under management of approximately $1.4 billion.



ROWE PRICE-FLEMING INTERNATIONAL, INC. Rowe-Fleming is a Maryland corporation, incorporated in 1979. It is located at 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 1999, Rowe-Fleming managed over
$42.5 billion of foreign assets.



THORNBURG INVESTMENT MANAGEMENT, INC. Thornburg is a Delaware corporation with principal offices at 119 East Marcy Street, Santa Fe, New Mexico 87501, and has been in the investment management business since 1982. As of December 31, 1999, Thornburg had approximately $2.7 billion in assets under management.



WELLINGTON MANAGEMENT COMPANY, LLP. Wellington Management is a Massachusetts limited liability partnership, located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. As of December 31, 1999, Wellington Management had investment management authority with respect to approximately $235 billion of assets.

                                                             -------------------

--------------------------------------------------------------------------------
             INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------


                               NAME, TITLE AND AFFILIATION
PORTFOLIO                      OF PORTFOLIO MANAGER           EXPERIENCE
-----------------------------  -----------------------------  -----------------------------
Aggressive Growth Portfolio    Scott W. Schoelzel             Mr. Schoelzel joined Janus
                               Executive Vice President and   Capital in January 1994.
                               Portfolio Manager (Janus)      He has managed the Janus
                                                              Twenty Fund since August 1997
                                                              and the Janus Aspen Capital
                                                              Appreciation Fund since its
                                                              inception.

                               Donna Calder (Domestic         Prior to joining SunAmerica
                               Equity Investment Team)        as a Portfolio Manager in
                               Portfolio Manager              February 1998, Ms. Calder
                               (SunAmerica)                   served as a General Partner
                                                              of Manhattan Capital
                                                              Partners, L.P.

                               Elizabeth B. Dater             Ms. Dater has been with
                               Managing Director (CSAM)       Warburg since 1999, and with
                                                              its predecessor, Warburg
                                                              Pincus Asset Management,
                                                              Inc., since 1978.

                               Stephen J. Lurito              Mr. Lurito has been with
                               Managing Director (CSAM)       Warburg since 1999, and with
                                                              its predecessor, Warburg
                                                              Pincus Asset Management,
                                                              Inc., since 1987.

Large-Cap Value Portfolio      William V. Fries, CFA          Mr. Fries has been a Managing
                               Managing Director and          Director and Portfolio
                               Portfolio Manager              Manager at Thornburg since
                               (Thornburg)                    1995. Previously he had been
                                                              affiliated with USAA
                                                              Investment Management Company
                                                              for over 20 years.

                               Christopher C. Davis           Mr. Davis joined Davis in
                               Portfolio Manager (Davis)      September 1989 as an
                                                              assistant portfolio manager
                                                              and research analyst.

                               John R. Ryan (Value/Yield      Mr. Ryan has been a portfolio
                               Team) Senior Vice President,   manager with Wellington
                               Managing Partner and Head of   Management's Value/Yield
                               Value/Yield Team (Wellington   investment team since 1981
                               Management)                    and has held the position of
                                                              Senior Vice President of
                                                              Wellington since 1987.
                                                              Mr. Ryan became a Managing
                                                              Partner on January 1, 1996.

Value Portfolio                Christopher C. Davis           See Above.
                               Portfolio Manager (Davis)

                               Shelby M. C. Davis             Since 1968, Mr. Davis, has
                               Former Co-Manager (Davis)      been a director of Venture
                                                              Advisers, Inc. He is also a
                                                              director and officer of all
                                                              investment companies managed
                                                              by Davis.


-------------------
              28

                               NAME, TITLE AND AFFILIATION
PORTFOLIO                      OF PORTFOLIO MANAGER           EXPERIENCE
-----------------------------  -----------------------------  -----------------------------
Value Portfolio                Michael M. Kassen              Mr. Kassen has been Managing
  (continued)                  Portfolio Manager, Managing    Director since January 1994
                               Director, Vice President and   and a Vice President and
                               Principal (Neuberger Berman)   Portfolio Manager since June
                                                              1990, of Neuberger Berman
                                                              Management Inc. and a
                                                              principal of Neuberger Berman
                                                              since January 1993.

                               Robert I. Gendelman            Mr. Gendelman has been a
                               Senior Portfolio Manager,      principal of Neuberger Berman
                               Assistant Vice President and   since December 1996. He was a
                               Principal (Neuberger Berman)   portfolio manager for another
                                                              mutual fund manager from 1992
                                                              to 1993.

                               Scott A. Moore                 Mr. Moore has been a member
                               Portfolio Manager (American    of the team that manages the
                               Century)                       Portfolio since October 1996
                                                              and Portfolio Manager since
                                                              February 1999. He joined
                                                              American Century in August
                                                              1993 as an Investment
                                                              Analyst.

                               Phil Davidson                  Mr. Davidson is a Vice
                               Vice President and Portfolio   President and Portfolio
                               Manager (American Century)     Manager and has been with
                                                              American Century since 1993.

Small-Cap Value Portfolio      Robert H. Perkins              Robert Perkins has been an
                               President, Chief Investment    investment manager since
                               Officer and Director (PWM)     1970. Mr. Perkins owns 49% of
                                                              PWM's outstanding common
                                                              stock and serves as President
                                                              and Chief Investment Officer
                                                              and as a director of PWM.

                               Herbert W. Gullquist           Mr. Gullquist has been with
                               (Investment Team) Vice         Lazard since 1982. He is a
                               Chairman (Lazard)              Managing Director, a Vice-
                                                              Chairman and the Chief
                                                              Investment Officer.

                               Eileen D. Alexanderson         Ms. Alexanderson is a
                               (Investment Team) Managing     Managing Director of Lazard
                               Director,                      responsible for U.S./global
                               Portfolio Manager (Lazard)     equity management and
                                                              overseeing the day-to-day
                                                              operations of the U.S. small-
                                                              cap and U.S. mid-cap equity
                                                              investment teams.
                                                              Ms. Alexanderson joined the
                                                              firm in 1979 and has
                                                              18 years of investment
                                                              experience.


                                                             -------------------

                               NAME, TITLE AND AFFILIATION
PORTFOLIO                      OF PORTFOLIO MANAGER           EXPERIENCE
-----------------------------  -----------------------------  -----------------------------
Small-Cap Value Portfolio      Martin J. Whitman Chairman,    Mr. Whitman has been Chief
  (continued)                  CEO and                        Investment Officer of Third
                               Portfolio Manager (Third       Avenue since 1991 and
                               Avenue)                        Chairman and CEO since 1986.
                                                              Mr. Whitman also has been
                                                              Chairman and CEO of Third
                                                              Avenue Trust (and its
                                                              predecessors) since 1990 and
                                                              was President from 1991 to
                                                              1998.

                               Curtis Jensen                  Mr. Jensen has been Co-
                               Portfolio Manager              Portfolio Manager of Third
                               (Third Avenue)                 Avenue Small-Cap Value Fund
                                                              since 1997. Mr. Jensen has
                                                              been a Senior Research
                                                              Analyst at Third Avenue since
                                                              1995.

International Equity           Michael Levy (International    Mr. Levy's experience prior
  Portfolio                    Equity Team) Managing          to joining BT includes
                               Director of Bankers Trust      investment banking and equity
                               Funds Management, Head of      analysis with Oppenheimer &
                               International Equity Team      Company and he has more than
                               (BT)                           twenty-six years of business
                                                              experience, of which sixteen
                                                              years have been in the
                                                              investment industry.

                               Robert L. Reiner               Mr. Reiner has 16 years of
                               (International Equity Team)    investment industry
                               Managing Director of Bankers   experience, previously at
                               Trust Funds Management (BT)    Scudder, Stevens & Clark
                                                              where he was responsible for
                                                              providing equity research and
                                                              macroeconomic/ market
                                                              coverage.

                               Mark C. J. Bickford-Smith      Mr. Bickford-Smith joined
                               Portfolio Manager (Rowe-       Rowe-Fleming in 1995 and has
                               Fleming)                       15 years of experience in
                                                              equity research and portfolio
                                                              management.

                               John R. Ford                   Mr. Ford joined Rowe- Fleming
                               Portfolio Manager (Rowe-       in 1982 and has 20 years of
                               Fleming)                       experience with Fleming Group
                                                              in research and portfolio
                                                              management.

                               James B. M. Seddon             Mr. Seddon joined Rowe-
                               Portfolio Manager (Rowe-       Fleming in 1987 and has
                               Fleming)                       13 years of experience in
                                                              portfolio management.

                               David J. L. Warren             Mr. Warren joined Rowe-
                               Portfolio Manager (Rowe-       Fleming in 1984 and has
                               Fleming)                       19 years of experience in
                                                              equity research, fixed income
                                                              research, and portfolio
                                                              management.


DISTRIBUTOR SunAmerica Capital Services, Inc. serves as the Distributor of Class Z shares and incurs the expenses of distributing the Portfolios' Class Z shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. There is no distribution plan in effect for the Class Z shares.


ADMINISTRATOR SunAmerica Fund Services, Inc., serves as the Administrator for Class Z shares and receives reimbursement from the Fund of its costs, which include all direct transfer agency fees and out-of-pocket expenses allocated to providing services to Class Z shares.


------------------

--------------------------------------------------------------------------------
             FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

     ANNUAL AND SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The reports also contain a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance during the last applicable period.

     STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios by contacting:

     SunAmerica Fund Services, Inc.
     Mutual Fund Operations
     The SunAmerica Center
     733 Third Avenue
     New York, New York 10017-3204
     1-800-858-8850

or

by calling your broker or financial advisor.


Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Information about the Portfolios is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.


You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

                                                                   SUNAMERICA
                                                            [LOGO] MUTUAL FUNDS

                                                               SunAmerica
DISTRIBUTOR:                                                   Capital Services

INVESTMENT COMPANY ACT
File No. 811-07797

                                     PART C

                                OTHER INFORMATION


Item 23:          Exhibits.

(a)       (i)     Articles of Incorporation, as Amended. Incorporated herein by reference to Exhibit 1(A) of the Registrant's Registration
                  Statement on Form N-1A (File No. 333-11283) filed on August
                  30, 1996.

         (ii) Articles Supplementary dated August 1, 1996. Incorporated herein by reference to Exhibit 1(B) of the Registrant's Registration Statement on Form N-1A (File No. 333- 11283) filed on August 30, 1996.

         (iii) Articles of Amendment dated August 19, 1996. Incorporated herein by reference to Exhibit 1(C) of the Registrant's Registration Statement on Form N-1A (File No. 333- 11283) filed on August 30, 1996.

         (iv) Articles of Amendment dated November 13, 1996. Incorporated herein by reference to Exhibit 1(D) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.

(b) By-Laws. Incorporated herein by reference to Exhibit 2 of the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

(c) Instruments Defining Rights of Shareholders. Incorporated herein by reference to Exhibits (a) and (b) above.

(d)      (i)      Investment Advisory Agreement. Incorporated herein by
                  reference to the identically numbered Exhibit of Post-Effective Amendment No. 18 to the Registrant's
                  Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999.

         (ii)     Subadvisory Agreement between SunAmerica Asset
                  Management Corp. ("SunAmerica") and American Century Investment Management, Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999.

         (iii) Subadvisory Agreement between SunAmerica and Bankers Trust Company. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

         (iv) Subadvisory Agreement between SunAmerica and Berger Associates, Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.





         (v) Subadvisory Agreement between SunAmerica and Credit Suisse Asset Management, LLC (formerly known as Warburg Pincus Asset Management, Inc.) Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.



         (vi) Subadvisory Agreement between SunAmerica and Davis Selected Advisers, L.P. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.



         (vii)    Subadvisory Agreement between SunAmerica and EQSF
                  Advisers, Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999.




         (viii) Subadvisory Agreement between SunAmerica and Fred Alger Management, Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2000.




         (ix) Subadvisory Agreement between SunAmerica and Janus Capital Corporation. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.



         (x) Subadvisory Agreement between SunAmerica and Jennison Associates LLC. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.



         (xi) Subadvisory Agreement between SunAmerica and Lazard Asset Management. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

         (xii) Subadvisory Agreement between SunAmerica and Marsico Capital Management, LLC. Incorporated herein by reference to Exhibit (d)(xiii) of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.



         (xiii) Subadvisory Agreement between SunAmerica and Miller Anderson & Sherrerd, LLP. Incorporated herein by reference to Exhibit (d)(iv) of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A
                  (File No. 333-11283) filed on February 26, 1999.



         (xiv) Subadvisory Agreement between SunAmerica and Montag & Caldwell, Inc. Incorporated herein by reference to Exhibit (d)(xv) of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.




         (xv)     Subadvisory Agreement between SunAmerica and
                  Neuberger Berman, LLC. Incorporated herein by reference to Exhibit (d)(xvii) of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.



         (xvi) Subadvisory Agreement between SunAmerica and Rowe Price-Fleming International, Inc. Incorporated herein by reference to Exhibit (d)(xviii) of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.



         (xvii)   Subadvisory Agreement between SunAmerica and T. Rowe
                  Price Associates, Inc. Incorporated herein by reference to Exhibit (d)(xix) of Post-Effective Amendment No.13 to the Registrant's Registration Statement on
                  Form N-1A (File No. 333-11283) filed on February 26, 1999.



         (xviii) Subadvisory Agreement between SunAmerica and Thornburg Investment Management, Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999.



         (xix) Subadvisory Agreement between SunAmerica and Wellington Management Company, LLP. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.


(e)      (i)      Distribution Agreement.  Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment
                  No. 13 to the Registrant's Registration Statement on Form
                  N-1A (File No. 333-11283) filed on February 26, 1999.

         (ii) Form of Selling Agreement. Incorporated herein by reference to Exhibit (e)(ii) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on December 30, 1998.

(f) Disinterested Trustees and Directors' Retirement Plan. Incorporated herein by reference to Exhibit 7 of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.

(g) Custodian Agreement. Incorporated herein by reference to Exhibit 8 of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333- 11283) filed on November 14, 1996.

(h)       (i)     Service Agreement. Incorporated herein by reference to
                  Exhibit 9(a) of Pre-Effective Amendment No. 1 to the
                  Registrant's Registration Statement on Form N-1A (File No.
                  333-11283) filed on November 14, 1996.

         (ii) Transfer Agency Agreement. Incorporated herein by reference to Exhibit 9(b) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A

                  (File No. 333-11283) filed on November 14, 1996.


(i)      Opinion of Counsel to the Registrant. Filed herewith



(j) Consent of Independent Accountants. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2000.



(k)      Not applicable.

(l)      Not applicable.

(m) Distribution Plans. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999.

(n)      Not applicable.

(o)      (i)      18f-3 Plan.  Incorporated herein by reference to Exhibit
                  5(b)(15) of Post-Effective Amendment No. 11 to the
                  Registrant's Registration Statement on Form N-1A (File No.
                  333-11283) filed on June 15, 1998.

         (ii)     Powers of Attorney.  Incorporated herein by reference to
                  Exhibit 17(a) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.

Item 24.          Persons Controlled by or Under Common Control with Registrant

         There are no persons controlled by or under common control with Registrant.

Item 25.          Indemnification

         5.01 Indemnification of Directors and Officers. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than a proceeding by or in the right of the Corporation in which such person shall have been adjudged to be liable to the Corporation), by reason of being or having been a director or officer of the Corporation, or serving or having served at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another entity in which the Corporation has an interest as a shareholder, creditor or otherwise (a "Covered Person"), against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable expenses (including attorney's fees) actually incurred by the Covered Person in connection with any such action, suit or proceeding, except (i) liability in connection with any proceeding in which it is determined that (A) the act or omission of the Covered Person was material to the matter giving rise to the proceeding, and was committed in bad faith or was the result of active and deliberate dishonesty, or (B) the Covered Person actually received an improper personal benefit in money, property or services, or (C) in the case of any criminal proceeding, the Covered Person had reasonable cause to believe that the act or omission was unlawful, and (ii) liability to the Corporation or its security holders to which the Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (any or all of the conduct referred to in clauses (i) and (ii) being hereinafter referred to as "Disabling Conduct").

         5.02 Procedure for Indemnification. Any indemnification under Section
5.01 shall (unless ordered by a court) be made by the Corporation only as authorized for a specific proceeding by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of the proceeding against the Covered Person for insufficiency of evidence of any Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, by a majority of a quorum of the directors who are neither "interested persons" of the Corporation as defined in the Investment Company Act of 1940 nor parties to the proceeding ("Disinterested Non-Party Directors"), or an independent legal counsel in a written opinion, that the Covered Person was not liable by reason of Disabling Conduct. The termination of any proceeding by judgment, order or settlement shall not create a presumption that the Covered Person did not meet the required standard of conduct; the termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, shall create a rebuttable presumption that the Covered Person did not meet the required standard of conduct. Any determination pursuant to this Section 5.02 shall not prevent recovery from any Covered Person of any amount paid to him in accordance with this By-Law as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to be liable by reason of Disabling Conduct.

         5.03 Advance Payment of Expenses. Reasonable expenses (including attorneys' fees) incurred by a Covered Person may be paid or reimbursed by the Corporation in advance of the final disposition of an action, suit or proceeding upon receipt by the Corporation of (i) a written affirmation by the Covered Person of his good faith belief that the standard of conduct necessary for indemnification under this By-Law has been met and (ii) a written undertaking by or on behalf of the Covered Person to repay the amount if it is ultimately determined that such standard of conduct has not been met, so long as either (A) the Covered Person has provided a security for his undertaking, (B) the Corporation is insured against losses arising by reason of any lawful advances, or (C) a majority of a quorum of the Disinterested Non-Party Directors, or an independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         5.04 Exclusivity, Etc. The indemnification and advance of expenses provided by this By-Law shall not be deemed exclusive of any other rights to which a Covered Person seeking indemnification or advance or expenses may be entitled under any law (common or statutory), or any agreement, vote of stockholders or disinterested directors, or other provision that is consistent with law, both as to action in an official capacity and as to action in another capacity while holding office or while employed by or acting as agent for the Corporation, shall continue in respect of all events occurring while the Covered Person was a director or officer after such Covered Person has ceased to be a director or officer, and shall inure to the benefit of the estate, heirs, executors and administrators of such Covered Person. The Corporation shall not be liable for any payment under this By-Law in connection with a claim made by a director or officer to the extent such director or officer has otherwise actually received payment, under an insurance policy, agreement, vote or otherwise, of the amounts otherwise indemnifiable hereunder. All rights to indemnification and advance of expenses under the Charter and hereunder shall be deemed to be a contract between the Corporation and each director or officer of the Corporation who serves or served in such capacity at any time while this By-Law is in effect. Nothing herein shall prevent the amendment of this By-Law, provided that no such amendment shall diminish the rights of any Covered Person hereunder with respect to events occurring or claims made before its adoption or as to claims made after its adoption in respect of events occurring before its adoption. Any repeal or modification of this By-Law shall not in any way diminish any rights to indemnification or advance of expenses of a Covered Person or the obligations of the Corporation arising hereunder with respect to events occurring, or claims made, while this By-Law or any provision hereof is in force.

         5.05 Insurance. The Corporation may purchase and maintain insurance on behalf of any Covered Person against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such; provided, however, that the Corporation shall not purchase insurance to indemnify any Covered Person against liability for Disabling Conduct.

         5.06 Severability: Definitions. The invalidity or unenforceability of any provision of this Article V shall not affect the validity or enforceability of any other provision hereof. The phrase "this By-Law" in this Article V means this Article V in its entirety.

                  Section 8 of the Article of Incorporation provides as follows:

                  (5) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws of the Corporation and as permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. The right of indemnification provided hereunder shall not be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  (6) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that this provision shall not be construed to protect any director or officer against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this provision shall adversely affect any right or protection provided hereunder that exists at the time of such amendment, modification or repeal.

Item 26.          Business and other Connections of Investment Adviser

         SunAmerica is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SunAmerica on file with the Commission (File No. 801-19813) for a description of the names and employment of the directors and officers of SunAmerica and other required information.



         American Century Investment Management, Inc.; Bankers Trust Company ("BT"); Berger Associates, Inc.; Credit Suisse Asset Management, LLC; Davis Selected Advisers, L.P.; EQSF Advisers, Inc.; Fred Alger Management, Inc.; Janus Capital Corporation; Jennison Associates LLC; Lazard Asset Management; Marsico Capital Management, LLC; Miller Anderson & Sherrerd, LLP; Montag & Caldwell, Inc.; Neuberger Berman, LLC; Perkins, Wolf, McDonnell & Company; Rowe-Price Fleming International, Inc.; T. Rowe Price Associates, Inc.; and Wellington Management Company, LLP; the Advisers of certain of the Portfolios of the Registrant, are primarily engaged in the business of rendering investment advisory services. Reference is made to the recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the following Advisers, and other required information:





                                                                       File No.
         American Century Investment Management, Inc.                  801-08174
         Berger, LLC                                                   801-09451
         Credit Suisse Asset Management, LLC                           801-37170
         Davis Selected Advisers, L.P.                                 801-31648
         EQSF Advisers, Inc.                                           801-27792
         Fred Alger Management, Inc.                                   801-06709
         Janus Capital Corporation                                     801-13991
         Jennison Associates LLC                                       801-05608

         Lazard Asset Management                                       801-6568
         Marsico Capital Management, LLC                               801-54914
         Miller Anderson & Sherrerd, LLP                               801-10437
         Montag & Caldwell, Inc.                                       801-15398
         Neuberger Berman, LLC                                         801-03908
         Perkins, Wolf, McDonnell & Company                            801-19974
         Rowe-Price Fleming International, Inc                         801-14713
         T. Rowe Price Associates, Inc.                                801-00856
         Thornburg Investment Management, Inc.                         801-17853
         Wellington Management Company, LLP                            801-15908

         Reference is made to Post-Effective Amendment No. 26 to BT Investment Funds' Registration Statement on Form N-1A (File No. 33-07404) filed on October 26, 1998 for a description of the names and employment of the directors and officers of Bankers Trust Company.



Item 27.          Principal Underwriters

         (a) The principal underwriter of the Registrant also acts as principal underwriter for:


                  Brazos Mutual Funds
                  SunAmerica Income Funds
                  SunAmerica Money Market Funds, Inc.
                  SunAmerica Equity Funds
                  SunAmerica Strategic Investment Series, Inc.


         (b) The following persons are the officers and directors of SunAmerica Capital Services, Inc., the principal underwriter of Registrant's Shares:


          Name and Principal
           Business Address             Position With Underwriter              Position with the Registrant
          ------------------            -------------------------              ----------------------------
Peter A. Harbeck                        Director                                Director and President
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204

J. Steven Neamtz                        President and Director                  Vice President
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204

Robert M. Zakem                         Executive Vice President, General       Secretary and Chief Compliance
The SunAmerica Center                   Counsel and Director                    Officer
733 Third Avenue
New York, NY 10017-3204

Susan L. Harris                         Secretary                               None
SunAmerica, Inc.
1 SunAmerica Center
Los Angeles, CA 90067-6022


Debbie Potash-Turner                    Chief Financial Officer and             None
The SunAmerica Center                   Controller
733 Third Avenue
New York, NY 10017-3204


         (c)      Not applicable.

Item 28.          Location of Accounts and Records

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and its affiliate, National Financial Data Services, collectively, act as custodian, transfer agent and dividend paying agent. They maintain books, records and accounts pursuant to the instructions of the Fund.

         SunAmerica is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. SunAmerica has contracted with Callan Associates, Inc. ("Callan") to compile historical performance data relating to the Advisers, both individually and on a composite basis. Registrant's records relating thereto are maintained by Callan. Callan is located at 71 Stevenson Street, Suite 1300, San Francisco, CA 94105.

         American Century Investment Management, Inc. is located at the American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

         Bankers Trust Company is located at 130 Liberty Street (One Bankers Trust Plaza), New York 10006.


         Berger, LLC is located at 210 University Boulevard, Suite 900, Denver, Colorado 80206.





         Credit Suisse Asset Management, LLC is located at 466 Lexington Avenue, New York, New York 10017-3147.

         Davis Selected Advisers, L.P. is located at 124 East Marcy Street, Santa Fe, New Mexico 87501.

         EQSF Advisers, Inc. is located at 767 Third Avenue, New York, New York 10017.


         Fred Alger Management, Inc. is located at 1 World Trade Center, 93rd Floor, New York, New York 10048


         Janus Capital Corporation is located at 100 Fillmore Street, Denver, Colorado 80206-4923.

         Jennison Associates LLC is located at 466 Lexington Avenue, New York, NY 10017.

         Lazard Asset Management is located at 30 Rockefeller Plaza, New York, New York 10112.

         Marsico Capital Management, LLC is located at 1200 17th Street, Suite 1300, Denver, CO 80202.

         Miller Anderson & Sherrerd, LLP is located at One Tower Bridge, West Conshohocken, Pennsylvania 19428.

         Montag & Caldwell, Inc. is located at 3343 Peachtree Road, NE, Suite 1100, Atlanta, Georgia 30326-1022.

         Neuberger Berman, LLC is located at 605 Third Avenue, New York, New York 10158-0180.

         Perkins, Wolf, McDonnell & Company is located at 53 West Jackson Boulevard, Suite 818, Chicago, Illinois 60604.

         Rowe Price-Fleming International, Inc. is located at 100 East Pratt Street, Baltimore, Maryland 21202.


         Thornburg Investment Management, Inc. is located at 119 East Marcy Street, Santa Fe, New Mexico 87501.


         T. Rowe Price Associates, Inc. is located at 100 East Pratt Street, Baltimore, Maryland 21202.

         Wellington Management Company, LLP is located at 75 State Street, Boston, Massachusetts 02109.


Each of the Advisers maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 29.          Management Services


         Not applicable.

Item 30.          Undertakings


         Not applicable.

                                   SIGNATURES





         Pursuant to the requirements of the Securities Act of 1933, as amended, (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 22 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 6th day of March, 2000.




                                           SunAmerica Style Select Series, Inc.

                                           By: /s/ Peter A. Harbeck
                                               -------------------------
                                                   Peter A. Harbeck
                                                      President




         Pursuant to the requirements of the 1933 Act, the Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:





/s/ Peter A. Harbeck                 President and Director                     March 6, 2000
------------------------------------ (Principal Executive Officer)
Peter A. Harbeck


/s/ Peter C. Sutton                  Treasurer
------------------------------------ (Principal Financial and
Peter C. Sutton                      Accounting Officer)


                  *                  Director
------------------------------------
S. James Coppersmith


                  *                  Director
------------------------------------
Samuel M. Eisenstat


                  *                  Director
------------------------------------
Stephen J. Gutman


                  *                  Director
------------------------------------
Sebastiano Sterpa


*By: /s/ Robert M. Zakem                                                        March 6, 2000
-----------------------------------
Attorney-in-Fact
Robert M. Zakem

      Exhibit Index



Exhibit No.        Name
-----------        ----



(i)                Opinion and Consent of Counsel